Risk/Return Detail Data - VIPFundsManagerFunds-ServiceService2ComboPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP FundsManager® 60% Portfolio /Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP FundsManager® 60% Portfolio seeks high total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026 . In addition FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds). Using a target asset allocation among underlying Fidelity® funds of approximately: Domestic Equity Funds 36% International Equity Funds 24% Fixed-Income Funds 35% Money Market Funds 5% Actively managing underlying Fidelity® fund holdings to achieve portfolio characteristics similar to the Fidelity VIP FundsManager 60% Composite IndexSM, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity® funds invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI ACWI ex USA Index (international equities); Bloomberg U.S. Aggregate Bond Index (bonds); and Bloomberg U.S. 3-Month Treasury Bellwether Index (short-term investments). Using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying Fidelity® funds.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	14.85%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.25%)
Performance Table Heading	Average Annual Returns
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | VIP FundsManager 60% Portfolio - Service Class
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.56%
Total annual operating expenses	0.81%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.66%	[1]
1 year	$ 67
3 years	238
5 years	430
10 years	$ 983
2015	0.41%
2016	4.79%
2017	16.99%
2018	(6.44%)
2019	20.49%
2020	15.12%
2021	12.34%
2022	(15.06%)
2023	14.17%
2024	9.58%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | VIP FundsManager 60% Portfolio - Service Class 2
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.56%
Total annual operating expenses	0.96%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.81%	[1]
1 year	$ 83
3 years	286
5 years	511
10 years	$ 1,160
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | Return Before Taxes | VIP FundsManager 60% Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	9.58%
Past 5 years	6.57%
Past 10 years	6.67%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | Return Before Taxes | VIP FundsManager 60% Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	9.45%
Past 5 years	6.41%
Past 10 years	6.51%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 60% Portfolio | F0935
Risk/Return:
Label	Fidelity VIP FundsManager 60% Composite Index℠
Past 1 year	10.39%
Past 5 years	6.48%
Past 10 years	6.76%

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2026 . In addition FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.